UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/2021

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Core Plus Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Core Plus Fund

SEMIANNUAL REPORT October 31, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2021 through October 31, 2021, as provided by primary portfolio managers Gautam Khanna and James DiChiaro of Insight North America LLC, Sub-Investment Adviser.

Market and Fund Performance Overview

For the six-month period ended October 31, 2021, BNY Mellon Core Plus Fund’s Class A shares produced a total return of 1.35%, Class C returned 0.97%, Class I returned 1.47% and Class Y shares produced a total return of 1.50%.1 In comparison, the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (the “Index”), produced a total return of 1.06% for the period.2

Fixed income markets delivered positive returns on average over the reporting period. Credit market strength offset rising yields in US Treasuries. The fund’s Class A shares, Class I shares and Class Y shares outperformed the Index, primarily due to overweight exposure to investment grade and high yield corporate bonds, which responded positively to fiscal support and an improving economy.

The Fund’s Investment Approach

The fund seeks high total returns consistent with the preservation of capital. To pursue its goal, the fund normally invests in a diversified portfolio of fixed-income securities of U.S. and foreign issuers. The fund normally invests primarily in fixed-income securities rated, at the time of purchase, investment grade or the unrated equivalent as determined by the fund’s subadviser. The fund may invest up to 25% of its net assets in fixed-income securities rated, at the time of purchase, below investment grade or the unrated equivalent as determined by the fund’s subadviser.3 Typically, the fund’s portfolio can be expected to have an average effective duration ranging between three and eight years.

In constructing the fund’s portfolio, we rely primarily on proprietary, internally generated credit research focusing on identifying attractive relative values through industry/sector analysis and detailed individual security selection. We analyze individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position, and overall financial strength.

Market Advances in Response to Progress on COVID-19

As much of the US economy began to ‘reopen’, particularly over the summer months, spending on leisure and other activities rose, bolstering the economic rebound. As such, risk assets generally appreciated, including investment grade and high yield credit, while Treasuries and agency mortgage-backed securities (MBS) posted negative returns.

The economy was also supported by continuing monetary policy accommodation. The Federal Reserve (the “Fed”) maintained its asset purchases of US Treasury and agency MBS securities.

Inflation pressures began to build by the summer with annualized CPI consistently printing above 5%, exacerbated by global supply-chain disruptions, labor market pressures in the US, and mathematical ‘base effects’. However, the inflation was largely limited to ‘flexible’ inflation categories such as airfare, hotels and used cars. Progress in the labor market slowed, however, with unemployment remaining significantly above its pre-pandemic lows with small businesses in particularly struggling to find workers.

The Fed was forced to take notice. Although its stance was that high CPI would prove ‘transitory’, inflation had met the Fed’s threshold for demonstrating the ‘substantial further progress’ required for the Fed to consider a change in policy (although the labor market had not). At the September meeting, the Fed notably raised its inflation forecast from 3.4% to 4.2% for 2021 and from 2.1% to 2.2% for 2022, with inflation forecast to remain above its 2% average target through 2024. The Fed guided markets to expect that it would begin ‘tapering’ its asset purchases during its November meeting.

On the political front, Congress remained in tense negotiations over government shutdowns, debt ceiling extensions and remained in continued negotiations over President Biden’s fiscal spending ambitions.

The U.S. Treasury yield curve had fallen during the first half of the period, partially driven by the relative attractiveness of the higher yields available after the first-quarter sell-off. However, after the June Fed meeting, the front end and intermediate parts of the curve came under pressure while the curve flattened as markets began to price in a more hawkish Fed and the 30-year Treasury note ended below 2% at the end of the reporting period.

In credit markets, the higher yields in markets after the Q1 sell off in rates and relatively low interest-rate volatility attracted foreign buyers to long corporates, helping to absorb robust new issuance. Investment-grade corporates outperformed duration-matched Treasuries on a relative basis as spreads tightened amid the constructive growth outlook. High yield performance was strong as well as demand for high yield corporate bonds remained robust amid the reach for yield, even as dedicated high yield mutual funds often experienced outflows. The market continued to believe that default risk is low, and the sizable high yield issuance year-to-date has not had much trouble finding a home.

High Yield and Investment-Grade Bonds Drove Fund Results

The fund’s outperformance for Class A shares, Class I shares and Class Y shares versus the Index was driven largely by an overweight position to high yield corporate bonds. The fund benefited from increased income afforded by high yield bonds even as credit spreads widened modestly. An overweight position and security selection in the investment-grade sector also contributed positively, as did an underweight position in mortgage-backed securities. Duration positioning also contributed modestly.

On a less positive note, the fund’s overweight position in emerging market debt detracted from returns. Relative performance was also hindered somewhat by an underweight position at the long end of the Treasury curve, which flattened during the period.

Anticipating Continued Economic Growth

We foresee strong, albeit slightly slower, economic growth as supply-chain disruptions continue to hamper the rebuilding of domestic inventories in the near term. However, these forces may normalize and provide a tailwind next year. Base effects and supply shocks will keep inflation measures elevated into 2022, even as some of the more volatile components of the Consumer Price Index (CPI) have displayed signs of easing. While we expect the CPI to approach 3% or below sometime in 2022, we are watchful of the trajectory of the stickier

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

CPI components, such as rents, as these could signal that inflation may be more persistent than the Fed anticipates.

While the probability of monetary policy tightening in 2022 has increased, we are not forecasting the first Fed rate hike to occur until mid 2022 and expect the Fed to remain deliberate and data dependent. We also expect the subsequent path of rate hikes to be gradual. We will be closely monitoring the pace of tapering of asset purchases on the Fed’s balance sheet.

Potential volatility may prove to be an opportunity to add to credit exposure in carefully underwritten securities as the Fund maintains an adequate amount of “dry powder.” Strong fundamentals and low default rates amid strong economic growth allow us to remain constructive on corporate credit for the foreseeable future. Yield-seeking foreign buyers, who face a dearth of income outside of the U.S., also remain buyers of our domestic markets and add to the supportive technical backdrop. Still, selectivity among the winners and losers remains key, along with discipline over tight valuations. We are careful to rely on income generation from a variety of sources, seeking what we believe are the most attractive opportunities across a range of sectors.

November 15, 2021

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I shares and Class Y shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through August 31, 2022, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the returns would have been lower. BNY Mellon Core Plus Fund (the “fund”) commenced operations after the assets of a predecessor mutual fund reorganized into the fund on February 2, 2018. The total return figures presented for Class A, Class C and Class I shares of the fund reflect the performance of the fund’s Class Y shares for the period prior to 2/2/18 (the inception date for Class A, Class C and Class I shares). The total return figures presented for Class Y shares of the fund reflect the performance of the predecessor fund’s Institutional Class shares for the period prior to 2/2/18.

2 Source: Lipper Inc. — The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in any index.

3 The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

Bond funds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The fund may use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Core Plus Fund from May 1, 2021 to October 31, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.55	$7.35	$2.29	$2.03
Ending value (after expenses)	$1,013.50	$1,009.70	$1,014.70	$1,015.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.57	$7.38	$2.29	$2.04
Ending value (after expenses)	$1,021.68	$1,017.90	$1,022.94	$1,023.19
†

Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for Class I and .40% for Class Y, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5%
Advertising - .1%
Lamar Media, Gtd. Notes	3.63	1/15/2031	1,889,000		1,854,790
Aerospace & Defense - 1.0%
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	7,987,000		8,003,040
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	6,702,000		7,406,382
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	791,000		1,085,887
				16,495,309
Agriculture - .3%
Altria Group, Gtd. Notes	4.80	2/14/2029	247,000		281,577
BAT International Finance, Gtd. Notes	1.67	3/25/2026	1,998,000		1,976,497
Philip Morris International, Sr. Unscd. Notes	1.50	5/1/2025	3,457,000		3,486,926
				5,745,000
Airlines - 1.8%
Air Canada, Sr. Scd. Notes	3.88	8/15/2026	392,000	[a]	397,390
Air Canada Pass Through Trust, Ser. 2020-2, Cl. A	5.25	4/1/2029	1,398,001	[a]	1,532,145
American Airlines, Sr. Scd. Notes	5.50	4/20/2026	2,406,000	[a]	2,526,901
American Airlines, Sr. Scd. Notes	5.75	4/20/2029	1,105,000	[a]	1,190,637
American Airlines Group, Gtd. Notes	5.00	6/1/2022	1,730,000	[a,b]	1,736,487
American Airlines Pass Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	156,250		164,104
American Airlines Pass Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	233,445		239,240
American Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	2,073,543		2,133,816
British Airways Pass Through Trust, Ser. 2020-1, Cl. A	4.25	11/15/2032	619,025	[a]	669,049
Delta Air Lines, Sr. Scd. Notes	4.50	10/20/2025	719,000	[a]	767,319
Delta Air Lines, Sr. Scd. Notes	4.75	10/20/2028	2,009,000	[a]	2,231,900
JetBlue Pass Through Trust, Sr. Scd. Notes, Ser. 1A	4.00	11/15/2032	7,690,855		8,466,600
United Airlines, Sr. Scd. Notes	4.38	4/15/2026	424,000	[a]	439,145
United Airlines, Sr. Scd. Notes	4.63	4/15/2029	511,000	[a]	527,470
United Airlines Pass Through Trust, Ser. 2018-1, Cl. B	4.60	3/1/2026	124,509		127,373
United Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	975,154		1,076,015
United Airlines Pass Through Trust, Ser. 2019-2, Cl. AA	2.70	5/1/2032	2,487,340		2,515,533

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Airlines - 1.8% (continued)
United Airlines Pass Through Trust, Ser. 2020-1, Cl. A	5.88	10/15/2027	1,730,723		1,939,812
US Airways Pass Through Trust, Ser. 2013-1, Cl. B	5.38	11/15/2021	1,447,481		1,448,022
				30,128,958
Asset-Backed Certificates - 4.0%
Aligned Data Centers Issuer, Ser. 2021-1A, Cl. A2	1.94	8/15/2046	6,392,000	[a]	6,368,453
BCC Funding XVII, Ser. 2020-1, Cl. A2	0.91	8/20/2025	1,041,075	[a]	1,043,655
Blackbird Capital Aircraft, Ser. 2021-1A, Cl. A	2.44	7/15/2046	5,180,766	[a]	5,193,794
CF Hippolyta, Ser. 2020-1, Cl. A1	1.69	7/15/2060	3,357,870	[a]	3,360,720
DataBank Issuer, Ser. 2021-2A, CI. A2	2.40	10/25/2051	4,198,000	[a]	4,224,670
DB Master Finance, Ser. 2021-1A, Cl. A2I	2.05	11/20/2051	4,363,000	[a]	4,373,113
Domino's Pizza Master Issuer, Ser. 2021-1A, Cl. A2I	2.66	4/25/2051	3,506,380	[a]	3,600,408
InStar Leasing III, Ser. 2021-1A, Cl. A	2.30	2/15/2054	1,621,120	[a]	1,628,761
ITE Rail Fund Levered, Ser. 2021-1A, Cl. A	2.25	2/28/2051	1,311,568	[a]	1,308,885
MVW Owner Trust, Ser. 2016-1A, Cl. A	2.25	12/20/2033	27,359	[a]	27,588
New Economy Assets Phase 1 Sponsor, Ser. 2021-1, Cl. A1	1.91	10/20/2061	7,596,000	[a]	7,579,593
PMT Issuer Trust - FMSR, Ser. 2021-FT1, Cl. A, 1 Month LIBOR +3.00%	3.09	3/25/2026	3,714,000	[a,c]	3,727,776
PNMAC FMSR Issuer Trust, Ser. 2018-FT1, Cl. A, 1 Month LIBOR +2.35%	2.44	4/25/2023	125,000	[a,c]	125,230
PNMAC GMSR Issuer Trust, Ser. 2018-GT2, Cl. A, 1 Month LIBOR +2.65%	2.74	8/25/2025	125,000	[a,c]	125,099
Slam, Ser. 2021-1A, Cl. A	2.43	6/15/2046	9,075,226	[a]	9,007,816
SoFi Consumer Loan Program Trust, Ser. 2018-1, Cl. B	3.65	2/25/2027	55,874	[a]	56,388
SoFi Consumer Loan Program Trust, Ser. 2019-4, Cl. A	2.45	8/25/2028	383,939	[a]	385,046
Textainer Marine Containers VII, Ser. 2021-1A, Cl. A	1.68	2/20/2046	6,603,000	[a]	6,482,372
TIF Funding II, Ser. 2021-1A, Cl. A	1.65	2/20/2046	3,487,763	[a]	3,395,114
VSE VOI Mortgage, Ser. 2016-A, Cl. A	2.54	7/20/2033	48,798	[a]	48,782
Willis Engine Structured Trust IV, Ser. 2018-A, Cl. A	4.75	9/15/2043	859,184	[a]	856,169

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Asset-Backed Certificates - 4.0% (continued)
Willis Engine Structured Trust VI, Ser. 2021-A, Cl. A	3.10	5/15/2046	4,534,331	[a]	4,534,261
				67,453,693
Asset-Backed Certificates/Auto Receivables - .6%
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/2023	522,494		523,790
Exeter Automobile Receivables Trust, Ser. 2021-1A, Cl. A2	0.30	6/15/2023	280,646		280,649
NextGear Floorplan Master Owner Trust, Ser. 2019-1A, Cl. A2	3.21	2/15/2024	2,535,000	[a]	2,556,129
NextGear Floorplan Master Owner Trust, Ser. 2019-2A, Cl. A2	2.07	10/15/2024	2,709,000	[a]	2,750,718
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	1,583,030	[a]	1,615,935
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	243,168	[a]	244,691
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	1,774,118	[a]	1,802,931
				9,774,843
Asset-Backed Certificates/Student Loans - .6%
Commonbond Student Loan Trust, Ser. 2019-AGS, Cl. A1	2.54	1/25/2047	3,617,917	[a]	3,689,598
DRB Prime Student Loan Trust, Ser. 2017-A, Cl. A2B	2.85	5/27/2042	49,195	[a]	49,701
Laurel Road Prime Student Loan Trust, Ser. 2017-C, Cl. A2B	2.81	11/25/2042	654,064	[a]	662,127
Navient Private Education Refi Loan Trust, Ser. 2021-A, Cl. A	0.84	5/15/2069	1,076,447	[a]	1,069,806
Navient Private Education Refi Loan Trust, Ser. 2021-A, Cl. B	2.24	5/15/2069	766,000	[a]	763,635
SMB Private Education Loan Trust, Ser. 2015-C, Cl. A2A	2.75	7/15/2027	745,782	[a]	750,015
SMB Private Education Loan Trust, Ser. 2017-A, Cl. A2A	2.88	9/15/2034	146,458	[a]	149,668
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, 1 Month LIBOR +.75%	0.84	10/15/2035	83,652	[a,c]	84,040
SoFi Professional Loan Program, Ser. 2017-C, Cl. B	3.56	7/25/2040	2,201,000	[a]	2,264,705
				9,483,295
Automobiles & Components - 2.4%
Allison Transmission, Gtd. Notes	3.75	1/30/2031	1,363,000	[a]	1,311,949
Daimler Finance North America, Gtd. Notes	0.75	3/1/2024	11,770,000	[a]	11,723,454
Ford Motor, Sr. Unscd. Notes	8.50	4/21/2023	3,555,000		3,902,501
Ford Motor, Sr. Unscd. Notes	9.00	4/22/2025	1,302,000		1,567,282

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Automobiles & Components - 2.4% (continued)
Ford Motor Credit, Sr. Unscd. Notes	4.54	8/1/2026	3,004,000		3,238,402
General Motors, Sr. Unscd. Notes	6.80	10/1/2027	2,355,000		2,904,183
General Motors Financial, Sr. Unscd. Notes	2.35	1/8/2031	7,880,000		7,663,400
General Motors Financial, Sr. Unscd. Notes	3.60	6/21/2030	4,332,000		4,617,764
Stellantis Finance US, Gtd. Notes	2.69	9/15/2031	1,551,000	[a]	1,528,720
The Goodyear Tire & Rubber Company, Gtd. Notes	5.00	7/15/2029	2,289,000	[a]	2,417,756
				40,875,411
Banks - 6.0%
ABN AMRO Bank, Sub. Notes	4.75	7/28/2025	635,000	[a]	698,275
ABN AMRO Bank, Sub. Notes	4.80	4/18/2026	800,000	[a]	891,050
AIB Group, Sr. Unscd. Notes	4.26	4/10/2025	1,504,000	[a]	1,600,240
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	353,000		362,359
Bank of America, Sr. Unscd. Notes	3.37	1/23/2026	588,000		624,135
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	1,282,000		1,371,594
Bank of America, Sr. Unscd. Notes	3.50	4/19/2026	1,635,000		1,766,632
Bank of America, Sr. Unscd. Notes	3.71	4/24/2028	230,000		249,339
Bank of America, Sr. Unscd. Notes	3.97	3/5/2029	5,190,000		5,752,594
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	1,146,000		1,229,969
Citigroup, Jr. Sub. Bonds, Ser. W	4.00	12/10/2025	3,944,000	[d]	4,037,670
Citigroup, Sr. Unscd. Notes	3.89	1/10/2028	2,745,000		2,991,116
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	2,810,000		3,643,438
Citigroup, Sub. Notes	4.60	3/9/2026	181,000		201,955
Citigroup, Sub. Notes	4.75	5/18/2046	830,000		1,051,668
Citigroup, Sub. Notes	5.30	5/6/2044	174,000		230,265
Credit Suisse Group, Sr. Unscd. Notes	2.59	9/11/2025	2,867,000	[a]	2,949,071
Credit Suisse Group, Sr. Unscd. Notes	3.09	5/14/2032	722,000	[a]	735,666
Danske Bank, Sr. Unscd. Notes	5.00	1/12/2023	1,977,000	[a]	1,992,922
Fifth Third Bancorp, Sr. Unscd. Notes	2.38	1/28/2025	3,333,000		3,441,408
HSBC Capital Funding Dollar 1, Gtd. Notes	10.18	6/30/2030	325,000	[a,d]	530,563
HSBC Holdings, Jr. Sub. Notes	4.60	12/17/2030	6,823,000	[d]	6,796,595
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	2,992,000		3,525,421
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	4,508,000		4,788,467
JPMorgan Chase & Co., Sr. Unscd. Notes	2.70	5/18/2023	260,000		267,718
JPMorgan Chase & Co., Sr. Unscd. Notes	3.11	4/22/2051	5,290,000		5,483,252

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Banks - 6.0% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	2,670,000		2,910,832
JPMorgan Chase & Co., Sub. Notes	4.25	10/1/2027	2,360,000		2,660,649
Mizuho Financial Group, Sr. Unscd. Notes, 3 Month LIBOR +.84%	0.96	7/16/2023	3,983,000	[c]	4,004,326
Morgan Stanley, Jr. Sub. Debs., Ser. H, 3 Month LIBOR +3.61%	3.73	1/15/2022	2,710,000	[c,d]	2,723,987
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	6,852,000		7,849,330
Morgan Stanley, Sub. Notes	4.35	9/8/2026	2,500,000		2,778,895
The Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/2026	182,000		195,083
The Goldman Sachs Group, Sr. Unscd. Notes	3.69	6/5/2028	700,000		758,308
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	1,205,000		1,321,178
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.60%	1.72	11/29/2023	1,125,000	[c]	1,154,834
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.75%	1.89	10/28/2027	250,000	[c]	262,710
The PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	2,091,000		2,301,363
Wells Fargo & Co., Jr. Sub. Notes, Ser. BB	3.90	3/15/2026	6,274,000	[d]	6,395,559
Wells Fargo & Co., Sr. Unscd. Notes	3.00	2/19/2025	3,000,000		3,159,456
Westpac Banking, Sub. Notes	2.67	11/15/2035	4,651,000		4,541,057
				100,230,949
Beverage Products - .5%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/2028	605,000		680,626
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.50	6/1/2050	2,785,000		3,454,648
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.70	2/1/2036	1,385,000		1,676,834
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	1,800,000		2,298,973
				8,111,081
Building Materials - .9%
CEMEX, Gtd. Notes	3.88	7/11/2031	3,648,000	[a]	3,666,058
CEMEX, Gtd. Notes	5.20	9/17/2030	4,230,000	[a]	4,585,489
CEMEX, Gtd. Notes	7.38	6/5/2027	285,000	[a]	315,462
Masco, Sr. Unscd. Notes	1.50	2/15/2028	3,305,000		3,188,261
Masonite International, Gtd. Notes	3.50	2/15/2030	368,000	[a]	359,606
PGT Innovations, Gtd. Notes	4.38	10/1/2029	850,000	[a]	843,625

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Building Materials - .9% (continued)
SRM Escrow Issuer, Sr. Scd. Notes	6.00	11/1/2028	1,552,000	[a]	1,616,020
				14,574,521
Chemicals - 1.5%
Alpek, Gtd. Notes	3.25	2/25/2031	2,369,000	[a]	2,348,627
Axalta Coating Systems, Gtd. Notes	4.75	6/15/2027	150,000	[a]	154,313
Braskem Idesa, Sr. Scd. Notes	6.99	2/20/2032	3,785,000	[a]	3,879,625
Braskem Idesa, Sr. Scd. Notes	7.45	11/15/2029	2,904,000	[a]	3,085,500
Braskem Netherlands Finance, Gtd. Notes	4.50	1/31/2030	4,084,000	[a]	4,149,467
Braskem Netherlands Finance, Gtd. Notes	5.88	1/31/2050	3,383,000	[a]	3,605,179
International Flavors & Fragrances, Sr. Unscd. Notes	1.83	10/15/2027	1,245,000	[a]	1,229,162
Kraton Polymers, Gtd. Notes	4.25	12/15/2025	1,806,000	[a]	1,869,210
Orbia Advance, Gtd. Notes	2.88	5/11/2031	3,896,000	[a]	3,837,852
SABIC Capital II, Gtd. Bonds	4.00	10/10/2023	745,000	[a]	787,698
Trinseo Materials Finance, Gtd. Bonds	5.13	4/1/2029	690,000	[a]	692,794
				25,639,427
Collateralized Loan Obligations Debt - 3.0%
Antares CLO, Ser. 2017-1A, Cl. BR, 3 Month LIBOR +2.00%	2.13	4/20/2033	275,000	[a,c]	275,137
Arbor Realty Commercial Real Estate CLO, Ser. 2018-FL1, Cl. A, 1 Month LIBOR +1.15%	1.24	6/15/2028	415,000	[a,c]	415,419
Cerberus Loan Funding XXVII CLO, Ser. 2019-2A, Cl. A1, 3 Month LIBOR +1.80%	1.92	1/15/2032	5,000,000	[a,c]	5,014,830
Fortress Credit Opportunities IX CLO, Ser. 2017-9A, Cl. A1TR, 3 Month LIBOR +1.55%	1.67	10/15/2033	1,800,000	[a,c]	1,800,664
Golub Capital Partners CLO, Ser. 2020-47A, Cl. C1, 3 Month LIBOR +3.25%	3.37	5/5/2032	6,030,000	[a,c]	6,027,896
GPMT CLO, Ser. 2019-FL2, Cl. C, 1 Month LIBOR +2.35%	2.44	2/22/2036	6,132,000	[a,c]	6,139,886
IVY Hill Middle Market Credit Fund XII CLO, Ser. 12A, CI. A2AR, 3 Month LIBOR +1.90%	2.03	7/20/2033	340,000	[a,c]	339,999
IVY Hill Middle Market Credit Fund XVIII CLO, Ser. 18A, Cl. A, 3 Month LIBOR +1.50%	1.63	4/22/2033	7,850,000	[a,c]	7,859,726
LoanCore Issuer CLO, Ser. 2018-CRE1, Cl. A, 1 Month LIBOR +1.13%	1.22	5/15/2028	28,285	[a,c]	28,285

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Collateralized Loan Obligations Debt - 3.0% (continued)
MF1 CLO, Ser. 2021-FL7, CI. AS, 1 Month LIBOR +1.45%	1.54	10/16/2036	6,578,500	[a,c]	6,601,485
VCP II CLO, Ser. 2021-2A, Cl. A1, 3 Month LIBOR +1.67%	1.79	4/15/2031	12,500,000	[a,c]	12,489,625
Woodmont CLO, Ser. 2017-3A, Cl. BR, 3 Month LIBOR +2.20%	2.33	4/20/2032	3,500,500	[a,c]	3,503,738
				50,496,690
Commercial & Professional Services - 1.2%
Ashtead Capital, Gtd. Notes	4.00	5/1/2028	1,386,000	[a]	1,462,847
Ashtead Capital, Gtd. Notes	4.25	11/1/2029	200,000	[a]	216,782
Atento Luxco 1, Sr. Scd. Notes	8.00	2/10/2026	1,444,000	[a]	1,539,964
Avis Budget Finance, Gtd. Notes	5.38	3/1/2029	3,548,000	[a,b]	3,738,705
DP World, Sr. Unscd. Notes	6.85	7/2/2037	690,000		913,429
ERAC USA Finance, Gtd. Bonds	4.50	2/15/2045	3,160,000	[a]	3,920,865
ERAC USA Finance, Gtd. Notes	3.85	11/15/2024	1,895,000	[a]	2,029,748
Prime Security Services Borrower, Sr. Scd. Notes	3.38	8/31/2027	2,188,000	[a]	2,098,609
Triton Container International, Gtd. Notes	3.15	6/15/2031	4,847,000	[a]	4,906,459
				20,827,408
Commercial Mortgage Pass-Through Certificates - 1.8%
Angel Oak Mortgage Trust I, Ser. 2019-2, Cl. A1	3.63	3/25/2049	141,676	[a]	143,116
Benchmark Mortgage Trust, Ser. 2021-B27, Cl. A5	2.39	7/15/2054	12,119,000		12,339,852
BXHPP Trust, Ser. 2021-FILM, Cl. C, 1 Month LIBOR +1.10%	1.19	8/15/2036	1,181,000	[a,c]	1,180,064
CD Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/10/2050	4,375,000		4,768,221
CGMS Commercial Mortgage Trust, Ser. 2017-MDRB, Cl. A, 1 Month LIBOR +1.10%	1.19	7/15/2030	10,155	[a,c]	10,122
Citigroup Commercial Mortgage Trust, Ser. 2016-P6, Cl. C	4.25	12/10/2049	67,000		67,759
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/2048	2,570,000		2,718,768
Commercial Mortgage Trust, Ser. 2020-CX, Cl. D	2.68	11/10/2046	705,000	[a]	696,091
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/2037	865,000	[a]	885,938
New Residential Mortgage Loan Trust, Ser. 2021-NQ2R, Cl. A1	0.94	10/25/2058	2,795,732	[a]	2,794,799
PFP, Ser. 2019-6, Cl. A, 1 Month LIBOR +1.05%	1.14	4/14/2037	1,209,568	[a,c]	1,209,913

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Commercial Mortgage Pass-Through Certificates - 1.8% (continued)
The Prudential Home Mortgage Securities Company, Ser. 1994-A, Cl. 5B	6.73	4/28/2024	70	[a]	70
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	1,633,061	[a]	1,653,210
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	1,308,594		1,309,669
Verus Securitization Trust, Ser. 2020-1, Cl. A1	2.42	1/25/2060	689,150	[a]	696,872
				30,474,464
Consumer Discretionary - .2%
Lions Gate Capital Holdings, Gtd. Notes	5.50	4/15/2029	2,511,000	[a,b]	2,570,636
Consumer Staples - .2%
Newell Brands, Sr. Unscd. Notes	4.35	4/1/2023	2,703,000		2,818,391
Diversified Financials - 1.7%
AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	3,705,000		3,774,153
Ally Financial, Gtd. Notes	8.00	11/1/2031	4,581,000		6,563,975
Discover Financial Services, Sr. Unscd. Notes	5.20	4/27/2022	1,825,000		1,867,211
LSEGA Financing, Gtd. Notes	1.38	4/6/2026	3,953,000	[a]	3,907,603
LSEGA Financing, Gtd. Notes	2.50	4/6/2031	1,701,000	[a]	1,718,451
Rocket Mortgage, Gtd. Notes	2.88	10/15/2026	3,372,000	[a]	3,353,032
Synchrony Financial, Sr. Unscd. Notes	2.88	10/28/2031	5,327,000		5,307,833
The Charles Schwab, Sr. Unscd. Notes	1.95	12/1/2031	2,108,000		2,071,531
				28,563,789
Energy - 5.0%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds	4.60	11/2/2047	535,000	[a]	623,500
Cheniere Energy Partners, Gtd. Notes	3.25	1/31/2032	650,000	[a]	645,093
Ecopetrol, Sr. Unscd. Notes	5.88	5/28/2045	525,000	[b]	532,324
Energy Transfer, Sr. Unscd. Notes	3.75	5/15/2030	1,690,000		1,802,245
Energy Transfer, Sr. Unscd. Notes	4.95	6/15/2028	225,000		257,105
Energy Transfer, Sr. Unscd. Notes	5.00	5/15/2050	1,703,000		1,996,642
Energy Transfer, Sr. Unscd. Notes	5.15	2/1/2043	1,085,000		1,227,055
Enterprise Products Operating, Gtd. Notes	3.30	2/15/2053	2,616,000		2,625,900
Enterprise Products Operating, Gtd. Notes	3.95	1/31/2060	4,261,000		4,677,308

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Energy - 5.0% (continued)
Enterprise Products Operating, Gtd. Notes	5.38	2/15/2078	64,000		65,782
Global Partners, Gtd. Notes	7.00	8/1/2027	725,000		756,719
Kinder Morgan, Gtd. Notes	7.75	1/15/2032	2,290,000		3,250,437
Kinder Morgan, Gtd. Notes	8.05	10/15/2030	238,000		326,264
Lundin Energy Finance, Gtd. Notes	3.10	7/15/2031	2,948,000	[a]	2,973,776
Motiva Enterprises, Sr. Unscd. Notes	6.85	1/15/2040	300,000	[a]	377,845
MPLX, Sr. Unscd. Notes	3.50	12/1/2022	595,000		611,912
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	855,000		943,241
MPLX, Sr. Unscd. Notes	4.25	12/1/2027	168,000		187,395
MPLX, Sr. Unscd. Notes	4.90	4/15/2058	535,000		639,094
MPLX, Sr. Unscd. Notes	5.20	12/1/2047	1,180,000		1,446,105
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	5,127,000		6,336,197
NGPL PipeCo, Sr. Unscd. Notes	3.25	7/15/2031	2,644,000	[a]	2,693,274
NGPL PipeCo, Sr. Unscd. Notes	7.77	12/15/2037	2,180,000	[a]	3,137,309
Parkland, Gtd. Notes	4.50	10/1/2029	4,311,000	[a]	4,343,332
Petrobras Global Finance, Gtd. Notes	5.60	1/3/2031	2,468,000	[b]	2,584,613
Petroleos del Peru, Sr. Unscd. Notes	5.63	6/19/2047	5,412,000	[a]	5,500,594
Petroleos Mexicanos, Gtd. Notes	5.95	1/28/2031	712,000	[b]	701,907
Petroleos Mexicanos, Gtd. Notes	6.35	2/12/2048	11,350,000		9,699,596
Petroleos Mexicanos, Gtd. Notes	6.95	1/28/2060	232,000		206,248
Phillips 66, Gtd. Notes	3.85	4/9/2025	1,636,000		1,763,602
Renewable Energy Group, Sr. Scd. Notes	5.88	6/1/2028	217,000	[a]	228,393
SA Global Sukuk, Sr. Unscd. Notes	1.60	6/17/2026	3,029,000	[a]	2,993,761
SA Global Sukuk, Sr. Unscd. Notes	2.69	6/17/2031	3,218,000	[a]	3,228,941
Saudi Arabian Oil, Sr. Unscd. Notes	2.25	11/24/2030	3,988,000	[a]	3,872,587
Targa Resources Partners, Gtd. Notes	5.00	1/15/2028	1,136,000		1,196,878
Targa Resources Partners, Gtd. Notes	5.50	3/1/2030	4,495,000		4,945,804
The Williams Companies, Sr. Unscd. Debs., Ser. A	7.50	1/15/2031	145,000		200,422
The Williams Companies, Sr. Unscd. Notes	4.50	11/15/2023	980,000		1,042,273
The Williams Companies, Sr. Unscd. Notes	6.30	4/15/2040	920,000		1,257,752
Transcontinental Gas Pipe Line, Sr. Unscd. Notes	3.95	5/15/2050	1,583,000		1,800,389
				83,699,614
Environmental Control - .1%
GFL Environmental, Sr. Scd. Notes	3.50	9/1/2028	1,712,000	[a]	1,705,580
Food Products - 1.5%
Bimbo Bakeries USA, Gtd. Notes	4.00	5/17/2051	2,595,000	[a]	2,864,868

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Food Products - 1.5% (continued)
BRF, Sr. Unscd. Notes	4.88	1/24/2030	1,853,000	[a]	1,847,904
JBS Finance Luxembourg, Gtd. Notes	3.63	1/15/2032	1,477,000	[a]	1,460,266
JBS USA Finance, Gtd. Notes	3.75	12/1/2031	368,000	[a]	377,217
Kraft Heinz Foods, Gtd. Notes	5.50	6/1/2050	1,351,000		1,812,257
MARB BondCo, Gtd. Bonds	3.95	1/29/2031	3,199,000	[a]	3,046,904
NBM US Holdings, Gtd. Notes	6.63	8/6/2029	1,525,000	[a]	1,662,265
SEG Holding, Sr. Scd. Notes	5.63	10/15/2028	382,000	[a]	402,533
The Fresh Market, Sr. Scd. Notes	9.75	5/1/2023	3,742,000	[a]	3,849,582
The J.M. Smucker Company, Sr. Unscd. Notes	4.25	3/15/2035	6,000,000		7,022,811
The Kroger Company, Sr. Unscd. Notes	5.40	1/15/2049	209,000		292,807
				24,639,414
Foreign Governmental - 1.4%
Colombia, Sr. Unscd. Notes	3.25	4/22/2032	1,166,000		1,091,119
Egypt, Sr. Unscd. Notes	5.88	2/16/2031	2,610,000	[a,b]	2,364,013
Egypt, Sr. Unscd. Notes	7.63	5/29/2032	1,356,000	[a]	1,314,969
Ghana, Sr. Unscd. Notes	8.63	4/7/2034	2,293,000	[a]	2,038,798
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	2,784,000		3,133,587
Morocco, Sr. Unscd. Bonds	3.00	12/15/2032	3,842,000	[a]	3,656,393
Nigeria, Sr. Unscd. Notes	7.38	9/28/2033	1,716,000	[a]	1,703,199
Oman, Sr. Unscd. Notes	7.00	1/25/2051	2,310,000	[a]	2,416,209
Qatar, Sr. Unscd. Notes	5.10	4/23/2048	13,449,226		1,788,205
Ukraine, Sr. Unscd. Notes	7.25	3/15/2033	2,223,000	[a]	2,269,483
Ukraine, Sr. Unscd. Notes	7.38	9/25/2032	1,255,000	[a]	1,294,181
				23,070,156
Forest Products & Paper - .4%
Celulosa Arauco y Constitucion, Sr. Unscd. Notes	4.20	1/29/2030	1,420,000	[a]	1,504,774
Inversiones CMPC, Gtd. Notes	3.85	1/13/2030	3,149,000	[a]	3,266,143
Suzano Austria GmbH, Gtd. Notes	3.75	1/15/2031	1,516,000		1,520,108
				6,291,025
Health Care - 4.4%
AbbVie, Sr. Unscd. Notes	3.20	5/14/2026	4,425,000		4,719,146
AbbVie, Sr. Unscd. Notes	4.05	11/21/2039	2,088,000		2,402,309
Aetna, Sr. Unscd. Notes	2.80	6/15/2023	2,640,000		2,721,594
Alcon Finance, Gtd. Notes	2.60	5/27/2030	4,057,000	[a]	4,138,475
Alcon Finance, Gtd. Notes	3.80	9/23/2049	3,237,000	[a]	3,674,519
Astrazeneca Finance, Gtd. Notes	1.75	5/28/2028	3,277,000		3,265,697
Bausch Health, Gtd. Notes	5.00	1/30/2028	223,000	[a]	206,275
Bausch Health, Gtd. Notes	5.00	2/15/2029	121,000	[a]	111,240
Bausch Health, Gtd. Notes	5.25	2/15/2031	2,432,000	[a]	2,190,356
Bausch Health, Gtd. Notes	5.25	1/30/2030	1,883,000	[a]	1,702,993

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Health Care - 4.4% (continued)
Bausch Health, Gtd. Notes	6.25	2/15/2029	375,000	[a]	363,857
Bausch Health, Sr. Scd. Notes	4.88	6/1/2028	551,000	[a]	568,109
Bausch Health, Sr. Scd. Notes	5.75	8/15/2027	2,451,000	[a]	2,569,224
Bayer US Finance II, Gtd. Notes	4.63	6/25/2038	1,807,000	[a]	2,139,029
Cigna, Sr. Unscd. Notes	2.38	3/15/2031	7,046,000		7,066,853
CommonSpirit Health, Sr. Scd. Bonds	2.78	10/1/2030	2,605,000		2,663,550
CVS Health, Sr. Unscd. Notes	1.30	8/21/2027	2,627,000		2,547,570
CVS Health, Sr. Unscd. Notes	3.25	8/15/2029	1,963,000		2,099,324
CVS Health, Sr. Unscd. Notes	4.25	4/1/2050	1,660,000		2,012,440
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	355,000		402,092
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	700,000		921,541
DaVita, Gtd. Notes	3.75	2/15/2031	5,021,000	[a]	4,763,674
Medtronic, Gtd. Notes	4.63	3/15/2045	202,000		269,541
Organon & Co., Sr. Scd. Notes	4.13	4/30/2028	400,000	[a]	406,000
Organon & Co., Sr. Unscd. Notes	5.13	4/30/2031	200,000	[a]	206,536
Royalty Pharma, Gtd. Notes	2.15	9/2/2031	2,258,000		2,149,431
Royalty Pharma, Gtd. Notes	2.20	9/2/2030	4,242,000		4,109,198
STERIS Irish FinCo Unlimited, Gtd. Notes	2.70	3/15/2031	1,724,000		1,748,585
Takeda Pharmaceutical, Sr. Unscd. Notes	3.18	7/9/2050	2,898,000		2,967,332
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	1,611,000		1,906,722
Tenet Healthcare, Sr. Scd. Notes	4.63	6/15/2028	419,000	[a]	434,713
UnitedHealth Group, Sr. Unscd. Notes	3.05	5/15/2041	2,964,000		3,092,583
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	1,735,000		2,317,104
				72,857,612
Industrial - .8%
Eaton, Gtd. Notes	3.10	9/15/2027	4,300,000		4,605,709
General Electric, Sr. Unscd. Notes	3.63	5/1/2030	2,342,000		2,625,217
Hillenbrand, Gtd. Notes	3.75	3/1/2031	764,000		747,815
Penske Truck Leasing, Sr. Unscd. Notes	1.20	11/15/2025	5,970,000	[a]	5,862,763
Sydney Airport Finance, Sr. Scd. Notes	3.38	4/30/2025	70,000	[a]	73,873
				13,915,377
Information Technology - .8%
Oracle, Sr. Unscd. Notes	2.65	7/15/2026	975,000		1,013,855
Oracle, Sr. Unscd. Notes	3.60	4/1/2040	9,033,000		9,428,308
Vmware, Sr. Unscd. Notes	2.20	8/15/2031	3,657,000		3,561,330
				14,003,493

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Insurance - 2.9%
Allianz, Jr. Sub. Bonds	3.20	10/30/2027	1,400,000	[a,d]	1,356,250
Allianz, Jr. Sub. Notes	3.50	11/17/2025	1,600,000	[a,d]	1,616,000
American International Group, Jr. Sub. Debs.	8.18	5/15/2058	2,825,000		4,171,805
American International Group, Sr. Unscd. Notes	4.38	6/30/2050	4,150,000		5,177,240
Berkshire Hathaway Finance, Gtd. Notes	4.20	8/15/2048	2,800,000		3,465,695
Massachusetts Mutual Life Insurance, Sub. Notes	3.38	4/15/2050	2,673,000	[a]	2,872,335
Massachusetts Mutual Life Insurance, Sub. Notes	4.90	4/1/2077	179,000	[a]	239,462
MetLife, Jr. Sub. Bonds	9.25	4/8/2038	6,360,000	[a]	9,615,137
MetLife, Jr. Sub. Debs.	6.40	12/15/2036	3,862,000		4,922,728
Pricoa Global Funding I, Scd. Notes	2.45	9/21/2022	150,000	[a]	152,728
Principal Financial Group, Gtd. Bonds, 3 Month LIBOR +3.04%	3.17	5/15/2055	3,110,000	[c]	3,096,061
Prudential Financial, Jr. Sub. Notes	5.63	6/15/2043	7,145,000		7,548,173
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	264,000		299,701
The Allstate, Jr. Sub. Bonds	6.50	5/15/2057	2,325,000		3,102,120
				47,635,435
Internet Software & Services - 1.2%
Amazon.com, Sr. Unscd. Notes	2.10	5/12/2031	15,649,000		15,792,468
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	2,883,000		3,546,134
Cablevision Lightpath, Sr. Scd. Notes	3.88	9/15/2027	200,000	[a]	194,990
				19,533,592
Materials - .7%
Ardagh Metal Packaging Finance USA, Sr. Unscd. Notes	4.00	9/1/2029	797,000	[a]	793,533
Berry Global, Sr. Scd. Notes	0.95	2/15/2024	6,604,000		6,569,560
LABL, Sr. Scd. Notes	5.88	11/1/2028	1,240,000	[a]	1,249,703
Sealed Air, Sr. Scd. Notes	1.57	10/15/2026	3,734,000	[a]	3,674,385
				12,287,181
Media - 2.6%
AMC Networks, Gtd. Notes	4.25	2/15/2029	6,494,000		6,404,707
CCO Holdings, Sr. Unscd. Notes	4.25	2/1/2031	398,000	[a]	396,758
CCO Holdings, Sr. Unscd. Notes	4.50	8/15/2030	5,980,000	[a]	6,094,397
Charter Communications Operating, Sr. Scd. Notes	5.38	5/1/2047	1,446,000		1,755,961
Charter Communications Operating, Sr. Scd. Notes	5.75	4/1/2048	4,289,000		5,490,634
Comcast, Gtd. Notes	4.15	10/15/2028	55,000		62,796
CSC Holdings, Gtd. Notes	3.38	2/15/2031	2,801,000	[a]	2,554,512
CSC Holdings, Gtd. Notes	4.13	12/1/2030	1,875,000	[a]	1,797,853

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Media - 2.6% (continued)
CSC Holdings, Gtd. Notes	6.50	2/1/2029	2,408,000	[a]	2,585,590
CSC Holdings, Sr. Unscd. Notes	7.50	4/1/2028	1,250,000	[a]	1,331,250
Radiate Holdco, Sr. Scd. Notes	4.50	9/15/2026	488,000	[a]	496,438
Scripps Escrow II, Sr. Scd. Notes	3.88	1/15/2029	266,000	[a]	265,004
Sky, Gtd. Notes	3.75	9/16/2024	3,030,000	[a]	3,265,270
UPC Broadband Finco, Sr. Scd. Notes	4.88	7/15/2031	4,750,000	[a]	4,835,144
ViacomCBS, Jr. Sub. Debs.	5.88	2/28/2057	2,890,000		2,896,300
ViacomCBS, Sr. Unscd. Notes	4.20	5/19/2032	2,657,000		3,026,554
Virgin Media Finance, Gtd. Notes	5.00	7/15/2030	397,000	[a]	395,248
				43,654,416
Metals & Mining - .9%
AngloGold Ashanti Holdings, Gtd. Notes	3.75	10/1/2030	2,163,000		2,190,232
Corp. Nacional del Cobre de Chile, Sr. Unscd. Notes	3.15	1/15/2051	2,174,000	[a,b]	2,006,567
Glencore Funding, Gtd. Bonds	4.63	4/29/2024	1,170,000	[a]	1,263,117
Newcrest Finance, Gtd. Notes	3.25	5/13/2030	1,171,000	[a]	1,237,280
Teck Resources, Sr. Unscd. Notes	6.13	10/1/2035	3,096,000		4,004,598
Vale Overseas, Gtd. Notes	6.88	11/21/2036	1,975,000		2,584,939
Yamana Gold, Sr. Unscd. Notes	2.63	8/15/2031	2,341,000	[a]	2,286,884
				15,573,617
Municipal Securities - .5%
California, GO (Build America Bond)	7.55	4/1/2039	270,000		455,206
California, GO (Build America Bonds)	7.30	10/1/2039	3,705,000		5,894,799
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	980,000		1,325,312
				7,675,317
Real Estate - 2.4%
Crown Castle International, Sr. Unscd. Notes	1.05	7/15/2026	15,830,000		15,334,174
Extra Space Storage, Gtd. Notes	2.35	3/15/2032	1,582,000		1,541,328
Iron Mountain, Gtd. Notes	4.88	9/15/2029	1,885,000	[a]	1,949,825
Iron Mountain, Gtd. Notes	5.00	7/15/2028	312,000	[a]	321,766
Iron Mountain, Gtd. Notes	5.25	7/15/2030	1,816,000	[a]	1,898,637
Ladder Capital Finance Holdings, Gtd. Notes	4.75	6/15/2029	1,347,000	[a]	1,358,786
Realogy Group, Gtd. Notes	5.75	1/15/2029	1,963,000	[a]	2,036,612
SBA Tower Trust, Asset Backed Notes	2.59	10/15/2031	3,251,000	[a]	3,302,314
Scentre Group Trust 2, Gtd. Bonds	4.75	9/24/2080	9,348,000	[a]	9,886,912
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/2025	2,040,000		2,198,732

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Real Estate - 2.4% (continued)
WEA Finance, Gtd. Notes	4.63	9/20/2048	148,000	[a]	162,640
				39,991,726
Retailing - .2%
Lowe's, Sr. Unscd. Notes	2.80	9/15/2041	1,531,000		1,508,921
Murphy Oil USA, Gtd. Notes	3.75	2/15/2031	643,000	[a]	633,355
Superior Plus, Gtd. Notes	4.50	3/15/2029	665,000	[a]	680,927
				2,823,203
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Gtd. Notes	3.75	2/15/2051	1,103,000	[a]	1,141,854
Broadcom, Gtd. Notes	4.15	11/15/2030	6,890,000		7,579,216
Broadcom, Sr. Unscd. Notes	3.19	11/15/2036	6,703,000	[a]	6,596,908
Broadcom, Sr. Unscd. Notes	3.47	4/15/2034	5,975,000	[a]	6,169,556
Micron Technology, Sr. Unscd. Notes	2.70	4/15/2032	1,175,000	[e]	1,174,489
NXP Funding, Gtd. Notes	3.88	9/1/2022	448,000	[a]	460,413
NXP Funding, Gtd. Notes	4.30	6/18/2029	1,708,000	[a]	1,924,424
				25,046,860
Technology Hardware & Equipment - 1.3%
Dell International, Sr. Scd. Notes	5.85	7/15/2025	1,233,000		1,417,597
Dell International, Sr. Scd. Notes	6.02	6/15/2026	1,265,000		1,491,102
Dell International, Sr. Scd. Notes	8.35	7/15/2046	2,224,000		3,701,621
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/2022	900,000		927,031
HP, Sr. Unscd. Notes	1.45	6/17/2026	11,797,000	[a]	11,627,788
Kyndryl Holdings, Sr. Unscd. Notes	2.05	10/15/2026	1,104,000	[a]	1,092,603
Seagate HDD Cayman, Gtd. Notes	3.13	7/15/2029	1,303,000	[a]	1,251,531
				21,509,273
Telecommunication Services - 2.7%
AT&T, Sr. Unscd. Bonds	4.90	8/15/2037	1,065,000		1,289,190
AT&T, Sr. Unscd. Notes	3.55	9/15/2055	16,331,000		16,566,431
AT&T, Sr. Unscd. Notes	5.45	3/1/2047	3,190,000		4,241,501
Frontier Communications Holdings, Sr. Scd. Notes	5.00	5/1/2028	1,271,000	[a]	1,293,242
Frontier Communications Holdings, Sr. Scd. Notes	5.88	10/15/2027	166,000	[a]	174,093
Kenbourne Invest, Gtd. Notes	4.70	1/22/2028	3,072,000	[a]	3,060,480
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	1,010,000		1,276,324
Verizon Communications, Sr. Unscd. Notes	2.55	3/21/2031	3,008,000		3,033,612
Verizon Communications, Sr. Unscd. Notes	3.55	3/22/2051	4,435,000		4,790,735
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	2,045,000		2,293,160
Verizon Communications, Sr. Unscd. Notes	4.67	3/15/2055	953,000		1,261,757

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Telecommunication Services - 2.7% (continued)
Vodafone Group, Sr. Unscd. Notes	4.88	6/19/2049	4,068,000		5,081,890
				44,362,415
Transportation - .3%
Hidrovias International Finance, Sr. Unscd. Notes	4.95	2/8/2031	1,013,000	[a]	951,916
Simpar Europe, Gtd. Notes	5.20	1/26/2031	3,614,000	[a]	3,482,721
Union Pacific, Sr. Unscd. Notes	3.84	3/20/2060	98,000		116,150
				4,550,787
U.S. Government Agencies Collateralized Mortgage Obligations - .6%
Federal Home Loan Mortgage Corp., REMIC, Ser. 5010, Cl. EA	1.00	8/15/2047	9,360,948	[f]	9,366,763
U.S. Government Agencies Mortgage-Backed - 12.4%
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2036-11/1/2036			45,976,327	[f]	46,316,162
2.00%, 9/1/2050			9,731,658	[f]	9,740,223
2.50%, 7/1/2050			4,337,831	[f]	4,466,089
3.00%, 9/1/2047-3/1/2050			9,428,220	[f]	9,875,208
3.50%, 8/1/2046			5,000,729	[f]	5,417,781
Federal National Mortgage Association:
1.50%, 10/1/2035-11/1/2040			23,466,305	[f]	23,300,803
2.00%, 7/1/2050-9/1/2050			8,307,962	[f]	8,315,274
2.50%, 9/1/2050-4/1/2051			12,487,800	[f]	12,840,520
3.00%, 10/1/2030-11/1/2049			23,964,736	[f]	25,290,771
3.50%, 5/1/2045-12/1/2047			16,259,482	[f]	17,471,577
4.50%, 8/1/2048-1/1/2049			6,096,099	[f]	6,623,992
Government National Mortgage Association II:
2.00%, 10/20/2050			9,421,776		9,551,505
2.50%, 11/20/2046-10/20/2050			14,063,399		14,480,906
3.00%, 8/20/2046-12/20/2048			9,152,730		9,582,716
4.00%, 1/20/2048			1,247,247		1,338,416
4.50%, 7/20/2048			2,568,433		2,747,198
				207,359,141
U.S. Treasury Securities - 21.5%
U.S. Treasury Bonds	1.13	5/15/2040	76,804,400		66,528,812
U.S. Treasury Bonds	1.25	5/15/2050	4,674,400		3,956,167
U.S. Treasury Bonds	1.38	8/15/2050	25,891,100		22,590,490
U.S. Treasury Bonds	1.63	11/15/2050	6,345,500		5,888,797
U.S. Treasury Bonds	1.75	8/15/2041	3,662,700		3,527,066
U.S. Treasury Bonds	1.88	2/15/2041	4,585,900		4,509,229
U.S. Treasury Bonds	1.88	2/15/2051	49,117,600		48,334,788
U.S. Treasury Bonds	2.38	5/15/2051	4,460,000		4,903,212
U.S. Treasury Bonds	3.13	2/15/2042	59,011,800		70,620,528

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
U.S. Treasury Securities - 21.5% (continued)
U.S. Treasury Notes	0.50	8/31/2027	2,473,000		2,358,189
U.S. Treasury Notes	0.50	6/30/2027	5,149,900	[b]	4,926,101
U.S. Treasury Notes	0.75	8/31/2026	7,467,900		7,318,834
U.S. Treasury Notes	0.88	9/30/2026	3,392,000	[b]	3,342,842
U.S. Treasury Notes	1.13	2/15/2031	11,696,700	[b]	11,283,660
U.S. Treasury Notes	1.25	8/15/2031	32,117,600	[b]	31,214,292
U.S. Treasury Notes	1.25	9/30/2028	6,375,700		6,288,532
U.S. Treasury Notes	1.25	5/31/2028	1,038,400		1,027,002
U.S. Treasury Notes	1.50	2/15/2030	1,967,000		1,969,497
U.S. Treasury Notes	1.63	5/15/2031	40,159,300		40,451,082
U.S. Treasury Notes	1.63	9/30/2026	6,351,100		6,488,542
U.S. Treasury Notes	2.38	4/30/2026	10,913,700		11,513,101
				359,040,763
Utilities - 4.6%
AES Andes, Jr. Sub. Notes	6.35	10/7/2079	3,750,000	[a]	3,891,450
AES Panama Generation Holdings, Sr. Scd. Notes	4.38	5/31/2030	2,032,000	[a]	2,097,898
Ameren, Sr. Unscd. Notes	1.75	3/15/2028	3,952,000		3,872,000
Arizona Public Service, Sr. Unscd. Notes	4.25	3/1/2049	4,338,000		5,224,140
Baltimore Gas & Electric, Sr. Unscd. Notes	2.25	6/15/2031	5,026,000		5,016,327
Black Hills, Sr. Unscd. Notes	3.88	10/15/2049	1,774,000		1,980,869
Black Hills, Sr. Unscd. Notes	4.25	11/30/2023	100,000		106,345
CMS Energy, Jr. Sub. Notes	3.75	12/1/2050	1,186,000		1,186,000
Consolidated Edison Company of New York, Sr. Unscd. Debs., Ser. 20B	3.95	4/1/2050	1,753,000		2,047,121
Consorcio Transmantaro, Sr. Unscd. Notes	4.70	4/16/2034	730,000	[a]	805,789
Consumers Energy, First Mortgage Bonds	2.50	5/1/2060	2,474,000		2,273,887
Duke Energy, Sr. Unscd. Notes	3.15	8/15/2027	355,000		377,971
Duke Energy Carolinas, First Mortgage Bonds	3.95	11/15/2028	4,445,000		5,026,996
Edison International, Jr. Sub. Bonds, Ser. A	5.38	3/15/2026	4,365,000	[b,d]	4,512,319
Edison International, Sr. Unscd. Notes	3.55	11/15/2024	1,484,000		1,566,658
Entergy, Sr. Unscd. Notes	2.80	6/15/2030	1,719,000		1,761,703
Evergy Metro, Sr. Scd. Notes	4.20	6/15/2047	167,000		205,319
Exelon, Sr. Unscd. Notes	3.40	4/15/2026	91,000		97,568
Exelon, Sr. Unscd. Notes	4.05	4/15/2030	5,833,000		6,571,007
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	355,000		454,648

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Utilities - 4.6% (continued)
FirstEnergy, Sr. Unscd. Notes, Ser. C	5.35	7/15/2047	1,379,000		1,675,795
IPALCO Enterprises, Sr. Scd. Notes	4.25	5/1/2030	1,814,000		2,016,612
Jersey Central Power & Light, Sr. Unscd. Notes	2.75	3/1/2032	1,810,000	[a]	1,851,828
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	1,210,000		1,495,515
Light Servicos de Eletricidade, Gtd. Notes	4.38	6/18/2026	4,082,000	[a]	3,991,216
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	1,410,000		1,711,960
NiSource, Jr. Sub. Bonds	5.65	6/15/2023	134,000	[d]	142,040
NiSource, Sr. Unscd. Notes	3.60	5/1/2030	1,297,000		1,413,610
Pacific Gas & Electric, First Mortgage Bonds	2.10	8/1/2027	2,060,000		2,000,064
Pacific Gas & Electric, First Mortgage Bonds	3.50	8/1/2050	2,598,000		2,473,038
Piedmont Natural Gas, Sr. Unscd. Notes	3.50	6/1/2029	3,262,000		3,525,083
Puget Energy, Sr. Scd. Notes	2.38	6/15/2028	1,709,000		1,692,616
Rochester Gas & Electric, First Mortgage Bonds	3.10	6/1/2027	1,969,000	[a]	2,102,972
Sierra Pacific Power, Mortgage Notes, Ser. P	6.75	7/1/2037	550,000		797,329
Southern Co. Gas Capital, Gtd. Notes	3.95	10/1/2046	98,000		111,334
Southern Co. Gas Capital, Gtd. Notes	4.40	5/30/2047	211,000		252,234
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	3.50	4/1/2028	150,000	[a]	160,077
				76,489,338
Total Bonds and Notes (cost $1,605,918,936)			1,643,200,753
	1-Day Yield (%)		Shares
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,038,257)	0.06		3,038,257	[g]	3,038,257

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $9,009,757)	0.02	9,009,757	[g] 9,009,757
Total Investments (cost $1,617,966,950)		99.2%	1,655,248,767
Cash and Receivables (Net)		0.8%	12,923,080
Net Assets		100.0%	1,668,171,847

GO—General Obligation

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, these securities were valued at $480,573,464 or 28.81% of net assets.

b Security, or portion thereof, on loan. At October 31, 2021, the value of the fund’s securities on loan was $56,194,141 and the value of the collateral was $57,653,228, consisting of cash collateral of $9,009,757 and U.S. Government & Agency securities valued at $48,643,471. In addition, the value of collateral may include pending sales that are also on loan.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of October 31, 2021.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Government	23.4
Mortgage Securities	14.8
Financial	12.6
Consumer, Non-cyclical	7.9
Communications	6.6
Asset Backed Securities	5.2
Energy	5.0
Consumer, Cyclical	4.8
Utilities	4.6
Industrial	3.8
Technology	3.6
Collateralized Loan Obligations	3.0
Basic Materials	2.9
Investment Companies	.7
Banks	.3
Beverages	.0
99.2

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 4/30/21 ($)	Purchases ($)†	Sales ($)	Value 10/31/21 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	15,689,168	281,789,637	(294,440,548)	3,038,257.2		3,798
Investment of Cash Collateral for Securities Loaned;
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares	-	121,379,095	(112,369,338)	9,009,757.5		18,313††
Total	15,689,168	403,168,732	(406,809,886)	12,048,014.7		22,111

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF FUTURES
October 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 10 Year Notes	361	12/21/2021	47,474,961	47,183,830	(291,131)
U.S. Treasury 5 Year Notes	141	12/31/2021	17,189,284	17,166,750	(22,534)
U.S. Treasury Long Bond	288	12/21/2021	46,731,353	46,323,000	(408,353)
Futures Short
U.S. Treasury Ultra Long Bond	699	12/21/2021	137,703,473	137,287,969	415,504
Ultra 10 Year U.S. Treasury Notes	1,690	12/21/2021	248,836,345	245,102,813	3,733,532
Gross Unrealized Appreciation				4,149,036
Gross Unrealized Depreciation				(722,018)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $56,194,141)—Note 1(b):
Unaffiliated issuers	1,605,918,936	1,643,200,753
Affiliated issuers	12,048,014	12,048,014
Cash		2,419,684
Cash collateral held by broker—Note 4		10,723,368
Dividends, interest and securities lending income receivable		10,416,729
Receivable for shares of Common Stock subscribed		4,934,552
Receivable for investment securities sold		3,045,113
Prepaid expenses		50,857
		1,686,839,070
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		628,830
Liability for securities on loan—Note 1(b)		9,009,757
Payable for investment securities purchased		4,894,391
Payable for shares of Common Stock redeemed		3,182,554
Payable for futures variation margin—Note 4		769,383
Directors’ fees and expenses payable		19,333
Other accrued expenses		162,975
		18,667,223
Net Assets ($)		1,668,171,847
Composition of Net Assets ($):
Paid-in capital		1,628,135,728
Total distributable earnings (loss)		40,036,119
Net Assets ($)		1,668,171,847

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	406,231,958	20,946,425	1,238,178,660	2,814,804
Shares Outstanding	37,300,055	1,922,286	113,674,097	258,281
Net Asset Value Per Share ($)	10.89	10.90	10.89	10.90

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2021 (Unaudited)

Investment Income ($):
Income:
Interest	21,528,378
Dividends from affiliated issuers	3,798
Income from securities lending—Note 1(b)	18,313
Total Income	21,550,489
Expenses:
Management fee—Note 3(a)	2,900,840
Shareholder servicing costs—Note 3(c)	1,086,812
Professional fees	95,484
Registration fees	79,948
Distribution fees—Note 3(b)	79,339
Directors’ fees and expenses—Note 3(d)	58,571
Prospectus and shareholders’ reports	32,855
Custodian fees—Note 3(c)	22,226
Loan commitment fees—Note 2	17,403
Chief Compliance Officer fees—Note 3(c)	8,492
Miscellaneous	40,175
Total Expenses	4,422,145
Less—reduction in expenses due to undertaking—Note 3(a)	(51,741)
Net Expenses	4,370,404
Investment Income—Net	17,180,085
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,840,695
Net realized gain (loss) on futures	(10,385,779)
Net Realized Gain (Loss)	(5,545,084)
Net change in unrealized appreciation (depreciation) on investments	10,100,681
Net change in unrealized appreciation (depreciation) on futures	697,663
Net Change in Unrealized Appreciation (Depreciation)	10,798,344
Net Realized and Unrealized Gain (Loss) on Investments	5,253,260
Net Increase in Net Assets Resulting from Operations	22,433,345

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations ($):
Investment income—net	17,180,085	29,442,141
Net realized gain (loss) on investments	(5,545,084)	27,384,079
Net change in unrealized appreciation (depreciation) on investments	10,798,344	4,681,295
Net Increase (Decrease) in Net Assets Resulting from Operations	22,433,345	61,507,515
Distributions ($):
Distributions to shareholders:
Class A	(4,378,170)	(9,924,630)
Class C	(143,988)	(307,181)
Class I	(14,318,570)	(25,978,029)
Class Y	(33,045)	(77,660)
Total Distributions	(18,873,773)	(36,287,500)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	20,481,731	65,807,903
Class C	3,380,780	11,651,005
Class I	272,818,795	822,503,046
Class Y	338,991	934,466
Distributions reinvested:
Class A	4,002,617	9,053,215
Class C	143,276	299,395
Class I	14,295,050	25,926,556
Class Y	28,456	45,249
Cost of shares redeemed:
Class A	(29,432,580)	(61,694,890)
Class C	(3,292,228)	(5,008,242)
Class I	(177,530,512)	(453,388,149)
Class Y	(130,666)	(5,436,376)
Increase (Decrease) in Net Assets from Capital Stock Transactions	105,103,710	410,693,178
Total Increase (Decrease) in Net Assets	108,663,282	435,913,193
Net Assets ($):
Beginning of Period	1,559,508,565	1,123,595,372
End of Period	1,668,171,847	1,559,508,565

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	1,870,293	5,993,663
Shares issued for distributions reinvested	365,146	824,524
Shares redeemed	(2,691,878)	(5,619,703)
Net Increase (Decrease) in Shares Outstanding	(456,439)	1,198,484
Class Cb
Shares sold	308,240	1,061,122
Shares issued for distributions reinvested	13,061	27,231
Shares redeemed	(300,774)	(456,357)
Net Increase (Decrease) in Shares Outstanding	20,527	631,996
Class Ia
Shares sold	24,911,698	74,953,489
Shares issued for distributions reinvested	1,304,046	2,360,495
Shares redeemed	(16,197,699)	(41,525,644)
Net Increase (Decrease) in Shares Outstanding	10,018,045	35,788,340
Class Y
Shares sold	30,841	83,985
Shares issued for distributions reinvested	2,594	4,119
Shares redeemed	(11,900)	(499,070)
Net Increase (Decrease) in Shares Outstanding	21,535	(410,966)

[a]	During the period ended April 30, 2021, 5,826 Class A shares representing $63,229 were exchanged for 5,831 Class I shares.
[b]	During the period ended April 30, 2021, 5,673 Class C shares representing $62,267 were automatically converted to 5,678 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

Please note that financial highlights information in the following tables for the fund’s Class Y shares represents the financial highlights of the Institutional shares, respectively of the fund’s predecessor, FundVantage Trust, Insight Investment Grade Bond Fund, before the fund commenced operations as of the close of business on February 2, 2018, and represents the performance of the fund’s Class Y thereafter. Before the fund commenced operations, all of the assets of the FundVantage Trust, Insight Investment Grade Bond Fund were transferred to the fund in exchange for Class Y shares of the fund in a tax-free reorganization. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

Six Month Ended
October 31, 2021		Year Ended April 30,
Class A Shares	(Unaudited)	2021	2020	2019	2018[a]
Per Share Data ($):
Net asset value, beginning of period	10.86	10.57	10.06	9.84	10.00
Investment Operations:
Investment income—net[b]	.11	.21	.27	.31	.03
Net realized and unrealized gain (loss) on investments	.04	.34	.52	.22[c]	(.12)
Total from Investment Operations	.15	.55	.79	.53	(.09)
Distributions:
Dividends from investment income—net	(.12)	(.24)	(.28)	(.31)	(.07)
Dividends from net realized gain on investments	-	(.02)	(.28)	(.31)	(.07)
Total Distributions	(.12)	(.26)	(.28)	(.31)	(.07)
Net asset value, end of period	10.89	10.86	10.57	10.06	9.84
Total Return (%)[d]	1.35[e]	5.25	7.93	5.51	(.92)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[f]	.73	.77	.78	2.05[f]
Ratio of net expenses to average net assets	.70[f]	.70	.70	.70	.70[f]
Ratio of net investment income to average net assets	1.91[f]	1.93	2.60	3.15	3.10[f]
Portfolio Turnover Rate	32.96[e]	106.79	124.64	185.04[g]	293.18
Net Assets, end of period ($ x 1,000)	406,232	410,139	386,236	351,017	176

a From February 3, 2018 (commencement of initial offering) to April 30, 2018.

b Based on average shares outstanding.

c The direction of this amount may be different than the change in the Statement of Operations for the year. This is due to timing of capital transactions including the merger on October 19, 2018 with Dreyfus Intermediate Term Income Fund.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

g The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2019 was 181.97%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	October 31, 2021	Year Ended April 30,
Class C Shares	(Unaudited)	2021	2020	2019	2018[a]
Per Share Data ($):
Net asset value, beginning of period	10.87	10.57	10.07	9.84	10.00
Investment Operations:
Investment income—net[b]	.06	.13	.18	.23	.05
Net realized and unrealized gain (loss) on investments	.05	.35	.52	.24[c]	(.16)
Total from Investment Operations	.11	.48	.70	.47	(.11)
Distributions:
Dividends from investment income—net	(.08)	(.16)	(.20)	(.24)	(.05)
Dividends from net realized gain on investments	-	(.02)	(.20)	(.24)	(.05)
Total Distributions	(.08)	(.18)	(.20)	(.24)	(.05)
Net asset value, end of period	10.90	10.87	10.57	10.07	9.84
Total Return (%)[d]	.97[e]	4.55	7.01	4.81	(1.10)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.47[f]	1.49	1.53	1.56	3.16[f]
Ratio of net expenses to average net assets	1.45[f]	1.45	1.45	1.45	1.45[f]
Ratio of net investment income to average net assets	1.15[f]	1.18	1.75	2.39	2.35[f]
Portfolio Turnover Rate	32.96[e]	106.79	124.64	185.04[g]	293.18
Net Assets, end of period ($ x 1,000)	20,946	20,670	13,422	5,810	15

a From February 3, 2018 (commencement of initial offering) to April 30, 2018.

b Based on average shares outstanding.

c The direction of this amount may be different than the change in the Statement of Operations for the year. This is due to timing of capital transactions including the merger on October 19, 2018 with Dreyfus Intermediate Term Income Fund.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

g The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2019 was 181.97%.

See notes to financial statements.

Six Months Ended
October 31, 2021		Year Ended April 30,
Class I Shares	(Unaudited)	2021	2020	2019	2018[a]
Per Share Data ($):
Net asset value, beginning of period	10.86	10.57	10.06	9.83	10.00
Investment Operations:
Investment income—net[b]	.12	.24	.28	.31	.03
Net realized and unrealized gain (loss) on investments	.04	.34	.54	.26[c]	(.13)
Total from Investment Operations	.16	.58	.82	.57	(.10)
Distributions:
Dividends from investment income—net	(.13)	(.27)	(.31)	(.34)	(.07)
Dividends from net realized gain on investments	-	(.02)	(.31)	(.34)	(.07)
Total Distributions	(.13)	(.29)	(.31)	(.34)	(.07)
Net asset value, end of period	10.89	10.86	10.57	10.06	9.83
Total Return (%)	1.47[d]	5.51	8.19	5.92	(.97)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46[e]	.48	.50	.47	1.98[e]
Ratio of net expenses to average net assets	.45[e]	.45	.45	.45	.45[e]
Ratio of net investment income to average net assets	2.14[e]	2.17	2.71	3.35	3.35[e]
Portfolio Turnover Rate	32.96[d]	106.79	124.64	185.04[f]	293.18
Net Assets, end of period ($ x 1,000)	1,238,179	1,126,126	717,095	188,471	130

a From February 3, 2018 (commencement of initial offering) to April 30, 2018.

b Based on average shares outstanding.

c The direction of this amount may be different than the change in the Statement of Operations for the year. This is due to timing of capital transactions including the merger on October 19, 2018 with Dreyfus Intermediate Term Income Fund.

d Not annualized.

e Annualized.

f The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2019 was 181.97%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2021		Year Ended April 30,
Class Y Shares†	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	10.87	10.56	10.06	9.84	10.06	10.09
Investment Operations:
Investment income—net[a]	.12	.24	.29	.33	.27	.27
Net realized and unrealized gain (loss) on investments	.04	.36	.52	.22[b]	(.17)	.05
Total from Investment Operations	.16	.60	.81	.55	.10	.32
Distributions:
Dividends from investment income—net	(.13)	(.27)	(.31)	(.33)	(.27)	(.29)
Dividends from net realized gain on investments	-	(.02)	-	-	(.05)	(.05)
Return of capital	-	-	-	-	-	(.01)
Total Distributions	(.13)	(.29)	(.31)	(.33)	(.32)	(.35)
Net asset value, end of period	10.90	10.87	10.56	10.06	9.84	10.06
Total Return (%)	1.50[c]	5.75	8.12	5.76	.95	3.19
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.40[d]	.41	.43	.63	1.21	1.30
Ratio of net expenses to average net assets	.40[d]	.41	.43	.45	.76	.85
Ratio of net investment income to average net assets	2.20[d]	2.22	3.02	3.38	2.69	2.70
Portfolio Turnover Rate	32.96[c]	106.79	124.64	185.04[e]	293.18	201.40
Net Assets, end of period ($ x 1,000)	2,815	2,573	6,842	57,889	41,170	40,774

† Represents information for Institutional shares of the fund’s predecessor, FundVantage Trust, Insight Investment Grade Bond Fund, through February 2, 2018.

a Based on average shares outstanding.

b The direction of this amount may be different than the change in the Statement of Operations for the year. This is due to timing of capital transactions including the merger on October 19, 2018 with Dreyfus Intermediate Term Income Fund.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2019 was 181.97.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Core Plus Fund (the “fund”) is the sole series of BNY Mellon Absolute Insight Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek high total return consistent with preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 400 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (150 million shares authorized) and Class Y (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), and futures are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Asset-Backed Securities	-	86,711,831	-	86,711,831
Collateralized Loan Obligations	-	50,496,690	-	50,496,690
Commercial Mortgage-Backed	-	30,474,464	-	30,474,464

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)(continued)
Investments In Securities:†(continued)
Corporate Bonds	-	869,005,628	-	869,005,628
Foreign Governmental	-	23,070,156	-	23,070,156
Investment Companies	12,048,014	-	-	12,048,014
Municipal Securities	-	7,675,317	-	7,675,317
U.S. Government Agencies Collateralized Mortgage Obligations	-	9,366,763	-	9,366,763
U.S. Government Agencies Mortgage-Backed	-	207,359,141	-	207,359,141
U.S. Treasury Securities	-	359,040,763	-	359,040,763
Other Financial Instruments:
Futures††	4,149,036	-	-	4,149,036
Liabilities ($)
Other Financial Instruments:
Futures††	(722,018)	-	-	(722,018)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market value of securities on loan is maintained at all times. The fund received additional collateral subsequent to year end which resulted in the market value of the collateral to be at least100% of the market value of the securities on loan. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2021, The Bank of New York Mellon earned $2,496 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund invests in collateralized loan obligations (“CLO”). CLOs and other structured credit investments are generally backed by an asset or a pool of assets (typically senior secured loans, certain subordinated loans and other credit-related assets in the case of CLOs) which serve as collateral. The cash flows from CLOs and structured credit investments are split into two or more portions, called tranches, varying in risk and yield. The fund and other investors in CLOs and structured finance securities ultimately bear the credit risk of the underlying collateral. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. The riskiest portion is the “equity” tranche, which is subordinate to the other tranches in the event of defaults. Senior tranches typically have higher ratings and lower yields than its underlying securities, and may be rated investment grade. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

CLOs and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs and other structured finance securities. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including, but not limited to: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the possibility that the class of CLOs held by the fund is subordinate to other senior classes; and (4) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLOs may cause payments on the instruments the fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the fund may target. In addition, CLOs and other structured credit investments may be subject to prepayment risk. The fund will not invest in CLO equity tranches.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2021 was as follows: ordinary income $36,287,500. The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2021, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from May 1, 2021 through August 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the fund’s classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and expenses of the underlying money market fund and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. On or after August 31, 2022, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $51,741 during the period ended October 31, 2021.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a separate sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net asset. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by the Adviser to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by the Adviser separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended October 31, 2021, the Distributor retained $3,170 commissions earned on sales of the fund’s Class A shares and $1,876 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2021, Class C shares were charged $79,339 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2021, Class A and Class C shares were charged $518,758 and $26,446, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2021, the fund was charged $71,915 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2021, the fund was charged $22,226 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2021, the fund was charged $4,529 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2021, the fund was charged $8,492 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $496,109, Distribution Plan fees of $13,445, Shareholder Services Plan fees of $91,126, custodian fees of $10,500, Chief Compliance Officer fees of $5,661 and transfer agency fees of $26,941, which are offset against an expense reimbursement currently in effect in the amount of $14,952.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and futures, during the period ended October 31, 2021, amounted to $658,561,021 and $529,670,656, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2021 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2021:

Average Market Value ($)
Interest rate futures	352,519,491

At October 31, 2021, accumulated net unrealized appreciation on investments inclusive of derivatives was $40,708,835, consisting of $57,430,142 gross unrealized appreciation and $16,721,307 gross unrealized depreciation.

At October 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon Core Plus Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Insight North America, LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DCPAX Class C: DCPCX Class I: DCPIX Class Y: DCPYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 6347SA1021

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: December 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: December 17, 2021

By: /s/ James Windels

         James Windels

        Treasurer (Principal Financial Officer)

Date: December 17, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)